OTHER ASSETS	12 Months Ended
Dec. 31, 2021
OTHER ASSETS
OTHER ASSETS

10.     OTHER ASSETS

	December 31,	December 31,
	2021	2020
Reimbursement rights (a)	$12,792	$12,178
Restricted cash (b)	4,504	31
	$17,296	$12,209

(a)	Reimbursement rights

Pursuant to the acquisition of Coricancha, the vendors, Nyrstar International B.V. and Nyrstar Netherlands (Holdings) B.V. (together “Nyrstar”) and their parent company (at the time of the acquisition, Nyrstar N.V. and subsequently replaced by NN2 Newco Limited), agreed to reimburse the Company for:

●	the cost of movement and reclamation of certain legacy tailings facilities should the regulatory authorities require these to be moved, up to a maximum of $20.0 million; and
●	all fines or sanctions that arise before or after closing resulting from activities or ownership of Coricancha prior to June 30, 2017, up to a maximum of $4.0 million.
(b)	Restricted Cash

Restricted cash is cash collateral deposits linked to the closure bond requirement for Coricancha (Note 25).